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                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004
                                Tel: 202-739-3000
                                Fax: 202-739-3001
                               www.morganlewis.com

October 4, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549



RE:  Nuveen Multistate Trust I (File Nos. 333-16617 and 811-07747)
     ---------------------------------------------------------------


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the form of prospectus and Statement of Additional Information for Nuveen Multistate Trust I that would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that filed electronically as part of Post-Effective Amendment No. 11 on September 28, 2005.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman

Thomas S. Harman